Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2013	$ 910,579	$ 5,168	$ 279,572	$ 100	$ 1,960	$ 623,779
Balance (in shares) at Dec. 31, 2013	61,587,257	61,587,257
Comprehensive Income:
Net income	76,978					76,978
Currency translation adjustment	(1,286)				(1,286)
Currency impact of long term funding	144				144
Tax on currency impact of long term funding	175				175
Unrealized capital gain - investments	338				338
Total comprehensive income	76,349				(629)	76,978
Exercise of share options (in shares)		511,199
Exercise of share options	12,265	41	12,224
Issue of restricted share units (in shares)		89,889
Issue of restricted share units	7		7
Share issuance costs	(11)		(11)
Non-cash stock compensation expense	9,917		9,917
Repurchase of ordinary shares	(11,532)	(24)		24		(11,532)
Repurchase of ordinary shares (in shares)		(291,190)
Share repurchase costs	(12)					(12)
Tax benefit on exercise of options	771		771
Balance at Jun. 30, 2014	$ 998,333	$ 5,185	$ 302,480	$ 124	$ 1,331	$ 689,213
Balance (in shares) at Jun. 30, 2014	61,897,155	61,897,155